Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 27, 2018
Dunham Corporate/Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Corporate/Government Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 95 of the Fund's Prospectus and in How to Buy and Sell Shares on page 93 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Sub-Adviser seeks to achieve the Fund's investment objectives by investing primarily in corporate and government bonds using the Sub-Adviser's active management techniques including interest rate anticipation, sector rotation, issuer selection and opportunistic trading. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in corporate bonds of issuers from any country and in government bonds. The Fund defines corporate bonds to include: (1) debt securities issued by a corporation (or equivalent entity), (2) non-government mortgage-backed securities and collateralized mortgage obligations (MBS), (3) asset-backed securities (ABS) and (4) index-linked bonds. The Fund defines government bonds to include: (1) any United States government issued or guaranteed MBS (Gov-MBS) and debt securities issued by the United States' Treasury, any agency or instrumentality of the United States; (2) any multi-governmental entity of which the United States is a member; and (3) any state or other political subdivision within the United States or its territories. In general, the Sub-Adviser buys securities that its active management techniques identify as undervalued and sells them when more compelling investments are available. The Fund's Sub-Adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The Fund may invest up to 40% of its assets in higher-yielding, higher-risk corporate and government bonds, including high-yield bank loans — also known as "high-yield" or "junk" bonds — with medium to low credit quality ratings. High-yield bonds and bank loans are rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated determined by the Sub-Adviser to be of comparable quality. However, the Fund intends to maintain an average portfolio credit quality of investment grade. The bonds in the Fund's portfolio can be of any maturity.

The Fund may also engage in securities lending.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Changing Fixed Income Market Conditions Risk – During periods of sustained rising rates, fixed income risks will be amplified. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. Rising rates tend to decrease liquidity, increase trading costs, and increase volatility, all of which make portfolio management more difficult and costly to the Fund and its shareholders.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of Fund debt securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Emerging Markets Risk – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Long-Term Maturities/Durations Risk – The risk of greater price fluctuations than would be associates with securities having shorter maturities or durations.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, are speculative investments that generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Mortgage-Backed and Asset-Backed Securities Risk – Mortgage-backed and asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, the Fund may exhibit additional volatility in a period of rising interest rates if it holds mortgage-backed securities (known as “extension risk”). Mortgage-backed securities may also be subject to prepayment risk; when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the Fund’s returns because the Fund may have to reinvest that money at the lower prevailing interest rates. Non-agency mortgage-backed securities generally have greater credit risk than government issued mortgage-backed securities.

Private Placement Risk – Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Sub-Adviser determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

Securities Lending Risk – The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Senior Bank Loan Risk – Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the senior loans. The market prices of floating rate loans are generally less sensitive to interest rate changes than are the market prices for securities with fixed interest rates. Certain senior loans may not be considered “securities,” and purchasers, such as the Fund, therefore, may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

U.S. Government Securities Risk – The risk that U.S. Government securities in the Fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 4.87% (quarter ended September 30, 2009) and the lowest return for a quarter was -2.91% (quarter ended June 30, 2013).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Class A sales charge is reflected in the average annual total return table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham Corporate/Government Bond Fund | Barclays Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%	[1]
Dunham Corporate/Government Bond Fund | Barclays Aggregate Bond Index - As of December 10, 2004
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	4.11%	[1],[2]
Dunham Corporate/Government Bond Fund | Barclays Aggregate Bond Index - As of January 3, 2007
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	4.25%	[1],[3]
Dunham Corporate/Government Bond Fund | Morningstar Intermediate-Term Bond Category
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Intermediate-Term Bond Category (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	3.71%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.05%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.06%	[1],[4]
Dunham Corporate/Government Bond Fund | Morningstar Intermediate-Term Bond Category - As of December 10, 2004
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	3.73%	[1],[2],[4]
Dunham Corporate/Government Bond Fund | Morningstar Intermediate-Term Bond Category - As of January 3, 2007
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	3.88%	[1],[3],[4]
Dunham Corporate/Government Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	$ 606
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,287
10 Years	rr_ExpenseExampleYear10	$ 2,275
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	3.32%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2007
Dunham Corporate/Government Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	$ 214
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	$ 2,441
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	3.29%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.23%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2004
Dunham Corporate/Government Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	$ 138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	$ 1,635
Annual Return 2008	rr_AnnualReturn2008	0.90%
Annual Return 2009	rr_AnnualReturn2009	10.37%
Annual Return 2010	rr_AnnualReturn2010	7.81%
Annual Return 2011	rr_AnnualReturn2011	4.83%
Annual Return 2012	rr_AnnualReturn2012	7.38%
Annual Return 2013	rr_AnnualReturn2013	(0.79%)
Annual Return 2014	rr_AnnualReturn2014	3.29%
Annual Return 2015	rr_AnnualReturn2015	(0.17%)
Annual Return 2016	rr_AnnualReturn2016	3.34%
Annual Return 2017	rr_AnnualReturn2017	3.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	4.05%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.99%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2004
Dunham Corporate/Government Bond Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	2.56%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.53%	[1]
Dunham Corporate/Government Bond Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	2.58%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.55%	[1]

[1]	The Fund's Class N and Class C shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.
[2]	As of December 10, 2004.
[3]	As of January 3, 2007.
[4]	The Morningstar Intermediate-Term Bond Category is generally representative of intermediate-term bond mutual funds that primarily invest in corporate and other investment-grade U.S. fixed-income securities and typically have durations of 3.5 to 6.0 years.